PROVISIONS AND CONTINGENCIES - Breakdown of changes in provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
PROVISIONS AND CONTINGENCIES
Balances at the beginning	R$ 7,809,261	R$ 6,804,696
Additions (income) (Note 25)	2,055,623	1,555,206
Write-offs due to reversal (income) (Note 25)	(1,056,204)	(602,954)
Other additions (reversal)	114,076	271,797
Write-offs due to payment	(1,592,864)	(1,108,062)
Write-offs due to taxes	(66,027)
Monetary restatement	768,011	888,578
Business combination (Note 1.c.1)	112,874
Balances at the closing	8,144,750	7,809,261
Current	1,434,911	1,183,623
Noncurrent	6,709,839	6,625,638
Labor
PROVISIONS AND CONTINGENCIES
Balances at the beginning	1,382,957	1,166,151
Additions (income) (Note 25)	809,754	611,776
Write-offs due to reversal (income) (Note 25)	(512,583)	(153,758)
Other additions (reversal)	(492)	958
Write-offs due to payment	(865,656)	(396,894)
Monetary restatement	147,334	154,724
Business combination (Note 1.c.1)	19,282
Balances at the closing	980,596	1,382,957
Current	239,229	202,113
Noncurrent	741,367	1,180,844
Tax
PROVISIONS AND CONTINGENCIES
Balances at the beginning	3,129,681	2,736,191
Additions (income) (Note 25)	226,125	126,446
Write-offs due to reversal (income) (Note 25)	(71,684)	(53,616)
Other additions (reversal)	93,596	100,314
Write-offs due to payment	(168,407)	(159,039)
Write-offs due to taxes	(66,027)
Monetary restatement	348,393	379,385
Business combination (Note 1.c.1)	87,531
Balances at the closing	3,579,208	3,129,681
Noncurrent	3,579,208	3,129,681
Civil
PROVISIONS AND CONTINGENCIES
Balances at the beginning	1,039,357	1,010,356
Additions (income) (Note 25)	748,620	690,470
Write-offs due to reversal (income) (Note 25)	(309,927)	(343,016)
Other additions (reversal)	207	7,897
Write-offs due to payment	(551,928)	(538,309)
Monetary restatement	123,487	211,959
Business combination (Note 1.c.1)	6,061
Balances at the closing	1,055,877	1,039,357
Current	201,673	205,831
Noncurrent	854,204	833,526
Regulatory
PROVISIONS AND CONTINGENCIES
Balances at the beginning	828,934	642,695
Additions (income) (Note 25)	271,124	126,514
Write-offs due to reversal (income) (Note 25)	(72,780)	(10,552)
Write-offs due to payment	(6,873)	(2,580)
Monetary restatement	83,387	72,857
Balances at the closing	1,103,792	828,934
Current	994,009	775,679
Noncurrent	109,783	53,255
Contingent liabilities (PPA)
PROVISIONS AND CONTINGENCIES
Balances at the beginning	881,745	843,882
Write-offs due to reversal (income) (Note 25)	(89,230)	(9,088)
Write-offs due to payment		(11,240)
Monetary restatement	53,281	58,191
Balances at the closing	845,796	881,745
Noncurrent	845,796	881,745
Provision for decommissioning
PROVISIONS AND CONTINGENCIES
Balances at the beginning	546,587	405,421
Write-offs due to reversal (income) (Note 25)		(32,924)
Other additions (reversal)	20,765	162,628
Monetary restatement	12,129	11,462
Balances at the closing	579,481	546,587
Noncurrent	R$ 579,481	R$ 546,587